Regulatory Capital Requirements	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Regulatory Capital Requirements Under Banking Regulations [Abstract]
Regulatory Capital Requirements
10.	REGULATORY CAPITAL REQUIREMENTS
The Bank is subject to various regulatory capital requirements administered by the Federal Deposit Insurance Corporation and the Pennsylvania Department of Banking and Securities. Failure to meet minimum capital requirements can initiate certain mandatory, and possible additional discretionary, actions by regulators that, if undertaken, could have a direct material effect on the Company’s consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank’s assets, liabilities, and certain off-balance
sheet items as calculated under regulatory accounting practices. The Bank’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk-weightings, and other factors.
The Bank is subject to regulatory capital requirements administered by banking agencies. Capital adequacy guidelines and prompt corrective action regulations involve quantitative measures of assets, liabilities, and certain off-balance-sheet
items calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by regulators about components, risk weightings, and other factors and the regulators can lower classifications in certain cases. Failure to meet various capital requirements can initiate regulatory action that could have a direct material effect on the financial statements. As of June 30, 2022, the Bank has met all capital adequacy requirements to which it is subject.
The prompt corrective action regulations provide five classifications, including well capitalized, adequately capitalized, under-capitalized, significantly undercapitalized, and critically undercapitalized, although these terms are not used to represent overall financial condition. If an institution is adequately capitalized, regulatory approval is required before the institution may accept brokered deposits. If an institution is undercapitalized, capital distributions are limited, as is asset growth and expansion, and plans for capital restoration are required.
The
capital conservation buffer is designed to absorb losses during periods of economic stress. Banking institutions with a ratio of Common Equity Tier 1 capital to risk-weighted assets above the minimum but below the conservation buffer will face limitations on dividends, stock repurchases and certain discretionary bonus payments to management based on the amount of the shortfall. Under Basel III rules, ban
ks m
us
t hold a capital conservation buffer above the adequately capitalized risk-based capital ratios. The required capital conser vation
buffer is 2.50%.

The following tables present actual and required capital ratios as of June 30, 2022 and December 31, 2021 under the Basel III Capital Rules. Bank capital levels required to be considered well capitalized are based upon prompt corrective action regulations.

	June 30, 2022		December 31, 2021
(In Thousands)	Amount	Ratio	Amount	Ratio
Total capital
(to risk-weighted assets)
Actual	$101,598	12.42%	$81,355	11.50%
For capital adequacy purposes	65,422	8.00	56,578	8.00
To be well capitalized	81,777	10.00	70,722	10.00
Tier 1 capital
(to risk-weighted assets)
Actual	$97,654	11.94%	$77,904	11.02%
For capital adequacy purposes	49,066	6.00	42,433	6.00
To be well capitalized	65,422	8.00	56,578	8.00
Common equity
(to risk-weighted assets)
Actual	$97,654	11.94%	$77,904	11.02%
For capital adequacy purposes	36,800	4.50	31,825	4.50
To be well capitalized	53,155	6.50	45,969	6.50
Tier 1 capital
(to average assets)
Actual	$97,654	10.10%	$77,904	8.85%
For capital adequacy purposes	38,657	4.00	35,230	4.00
To be well capitalized	48,321	5.00	44,038	5.00
The federal banking agencies, including the FDIC, issued a rule pursuant to The Economic Growth, Regulatory Relief and Consumer Protection Act of 2018 to establish for institutions with assets of less than $10 billion a “community bank leverage ratio” (the ratio of a bank’s tier 1 capital to average total consolidated assets) of 9% that qualifying institutions may elect to use in lieu of the generally applicable leverage and risk-based capital requirements under Basel III. If an election to use the community bank leverage ratio capital framework is made, a qualifying bank with less than $10 billion in assets with capital exceeding the specified community bank leverage ratio is considered compliant with all applicable regulatory capital and leverage requirements, including the requirement to be “well capitalized.” As of June 30, 2022 and December 31, 2021, the Bank had not elected to be subject to the alternative framework.
Federal and state banking regulations place certain restrictions on dividends paid by the Bank. The Pennsylvania Banking Code provides that cash dividends may be declared and paid out of accumulated net earnings. In addition, dividends paid by the Bank would be prohibited if the effect thereof would cause the Bank’s capital to be reduced below applicable minimum capital requirements. Loans or advances by the Bank to the Company are limited to 10 percent of the Bank’s capital stock and surplus and must have collateral securing the loans or advances.

17.	REGULATORY CAPITAL REQUIREMENTS
The Company is subject to various regulatory capital requirements administered by the Federal Deposit Insurance Corporation and the Pennsylvania Department of Banking and Securities. Failure to meet minimum capital requirements can initiate certain mandatory, and possible additional discretionary, actions by regulators that, if undertaken, could have a direct material effect on the Company’s consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company must meet specific capital guidelines that involve quantitative measures of the Company’s assets, liabilities, and certain off-balance
sheet items as calculated under regulatory accounting practices. The Company’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk-weightings, and other factors.
The Bank and Company are subject to regulatory capital requirements administered by banking agencies. Capital adequacy guidelines and prompt corrective action regulations involve quantitative measures of assets, liabilities, and certain off-balance-sheet
items calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by regulators about components, risk weightings, and other factors and the regulators can lower classifications in certain cases. Failure to meet various capital requirements can initiate regulatory action that could have a direct material effect on the financial statements. As of December 31, 2021, the Bank has met all capital adequacy requirements to which it is subject.
The prompt corrective action regulations provide five classifications, including well capitalized, adequately capitalized, under-capitalized, significantly undercapitalized, and critically undercapitalized, although these terms are not used to represent overall financial condition. If an institution is adequately capitalized, regulatory approval is required before the institution may accept brokered deposits. If an institution is undercapitalized, capital distributions are limited, as is asset growth and expansion, and plans for capital restoration are required.
The capital conservation buffer is designed to absorb losses during periods of economic stress. Banking institutions with a ratio of Common Equity Tier 1 capital to risk-weighted assets above the minimum but below the conservation buffer (or below the combined capital conservation buffer and countercyclical capital buffer, when the latter is applied) will face limitations on dividends, stock repurchases and certain discretionary bonus payments to management based on the amount of the shortfall. Under Basel III rules, banks must hold a capital conservation buffer above the adequately capitalized risk-based capital ratios. The required capital conservation buffer is 2.50%.
The following tables present actual and required capital ratios as of December 31, 2021 and 2020 under the Basel III Capital Rules. Capital levels required to be considered well capitalized are based upon prompt corrective action regulations:

	December 31, 2021		December 31, 2020
(In Thousands)	Amount	Ratio	Amount	Ratio
Total capital
(to risk-weighted assets)
Actual	$81,355	11.50%	$36,484	14.33%
For capital adequacy purposes	56,578	8.00	20,367	8.00
To be well capitalized	70,722	10.00	24,459	10.00
Tier 1 capital
(to risk-weighted assets)
Actual	$77,904	11.02%	$33,666	13.22%
For capital adequacy purposes	42,433	6.00	15,275	6.00
To be well capitalized	56,578	8.00	20,367	8.00
Common equity
(to risk-weighted assets)
Actual	$77,904	11.02%	$33,666	13.22%
For capital adequacy purposes	31,825	4.50	11,456	4.50
To be well capitalized	45,969	6.50	16,548	6.50
Tier 1 capital
(to average assets)
Actual	$77,904	8.85%	$33,666	7.90%
For capital adequacy purposes	35,230	4.00	17,054	4.00
To be well capitalized	44,038	5.00	21,317	5.00
The federal banking agencies, including the FDIC, issued a rule pursuant to The Economic Growth, Regulatory Relief and Consumer Protection Act of 2018 to establish for institutions with assets of less than $10 billion a “community bank leverage ratio” (the ratio of a bank’s tier 1 capital to average total consolidated assets) of 9% that qualifying institutions may elect to use in lieu of the generally applicable leverage and risk-based capital requirements under Basel III. Pursuant to the CARES Act, the federal banking agencies issued a final rule in August 2020 to lower the community bank leverage ratio to 8% beginning in the second calendar quarter of 2020 through the end of 2020. In 2021, the community bank leverage ratio increased to 8.5% for the calendar year. The community bank leverage ratio requirement will return to 9% effective January 1, 2022. If an election to use the community bank leverage ratio capital framework is made, a qualifying bank with less than $10 billion in assets with capital exceeding the specified community bank leverage ratio is considered compliant with all applicable regulatory capital and leverage requirements, including the requirement to be “well capitalized.” As of December 31, 2021, the Bank had not elected to be subject to the alternative framework.

Federal and state banking regulations place certain restrictions on dividends paid by the Bank. The Pennsylvania Banking Code provides that cash dividends may be declared and paid out of accumulated net earnings. In addition, dividends paid by the Bank would be prohibited if the effect thereof would cause the Bank’s capital to be reduced below applicable minimum capital requirements. Loans or advances by the Bank to the Company are limited to 10 percent of the Bank’s capital stock and surplus and must have collateral securing the loans or advances.